Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property, Plant and Equipment	Mar. 31, 2024
Minimum [Member] | Leasehold land and buildings [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	30 years
Minimum [Member] | Plant and machinery [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	4 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	3 years
Minimum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	2 years
Maximum [Member] | Leasehold land and buildings [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	50 years
Maximum [Member] | Plant and machinery [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	15 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years